BNY Mellon Global Equity Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.6%
Brazil — 1.4%
B3 SA - Brasil Bolsa Balcao	939,720	2,889,111
China — 2.7%
NARI Technology Co. Ltd., Cl. A	877,500	3,186,993
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl. A	89,900	2,451,306
		5,638,299
France — 10.2%
BNP Paribas SA	30,357	3,257,518
Bureau Veritas SA	95,002	3,055,773
Cie de Saint-Gobain SA	38,985	3,858,532
Cie Generale des Etablissements Michelin SCA	103,487	3,847,825
Publicis Groupe SA	39,443	3,932,171
Veolia Environnement SA	99,239	3,718,591
		21,670,410
Germany — 4.2%
Deutsche Lufthansa AG	267,309	2,755,671
Fresenius SE & Co. KGaA	49,927	2,793,984
Siemens AG	11,086	3,367,082
		8,916,737
Hong Kong — 3.9%
AIA Group Ltd.	494,400	5,709,599
Hong Kong Exchanges & Clearing Ltd.	46,100	2,538,196
		8,247,795
Indonesia — .5%
Bank Rakyat Indonesia Persero Tbk PT	4,811,000	1,092,369
Ireland — 3.8%
Medtronic PLC	37,988	3,911,244
Smurfit WestRock PLC	98,793	4,112,753
		8,023,997
Italy — 2.8%
Enel SpA	285,987	3,162,295
Moncler SpA	49,836	2,895,271
		6,057,566
Japan — 1.6%
Tokyo Electron Ltd.	12,600	3,376,078
Netherlands — 1.5%
Universal Music Group NV	129,250	3,168,244
Spain — 2.2%
Industria de Diseno Textil SA	70,913	4,629,773
Sweden — 2.3%
Sandvik AB	73,553	2,910,615
SKF AB, Cl. B	78,135	2,038,110
		4,948,725
Taiwan — 1.0%
MediaTek, Inc.	37,000	2,065,113
United Kingdom — 10.7%
AstraZeneca PLC	26,347	4,891,450
BAE Systems PLC	166,819	4,498,817
Barclays PLC	618,512	4,131,069

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.6% (continued)
United Kingdom — 10.7% (continued)
GSK PLC	145,414	3,733,808
Persimmon PLC	122,286	2,354,251
Unilever PLC	46,387	3,145,546
		22,754,941
United States — 47.8%
Bristol-Myers Squibb Co.	52,376	2,883,299
Cisco Systems, Inc.	72,455	5,674,676
CME Group, Inc.	23,185	6,701,856
ConocoPhillips	33,219	3,462,417
Diamondback Energy, Inc.	25,969	4,257,618
Dominion Energy, Inc.	70,896	4,265,812
Elevance Health, Inc.	9,943	3,437,693
Exelon Corp.	93,222	4,174,481
Expand Energy Corp.	21,535	2,420,749
First Horizon Corp.	129,721	3,176,867
Gilead Sciences, Inc.	42,880	6,086,816
International Paper Co.	48,482	1,954,794
Johnson & Johnson	22,255	5,057,449
MetLife, Inc.	37,289	2,941,356
Molson Coors Beverage Co., Cl. B	53,618	2,575,809
Old Republic International Corp.	84,978	3,328,588
Omnicom Group, Inc.	38,555	2,970,277
PepsiCo, Inc.	21,821	3,352,360
Pfizer, Inc.	159,457	4,216,043
Phillips 66	27,434	3,938,425
PPG Industries, Inc.	28,230	3,264,235
Starbucks Corp.	45,982	4,228,045
Sysco Corp.	42,953	3,601,609
Texas Instruments, Inc.	19,717	4,249,999
The Home Depot, Inc.	10,084	3,777,366
The Kraft Heinz Company	80,026	1,899,817
UnitedHealth Group, Inc.	12,442	3,569,983
		101,468,439
Total Equity Securities - Common Stocks (cost $164,063,978)		204,947,597

Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — 1.7%
South Korea — 1.7%
Samsung Electronics Co. Ltd. (cost $1,402,981)	1.45	44,191	3,518,153

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(a) (cost $2,351,099)	3.72	2,351,099	2,351,099
Total Investments (cost $167,818,058)		99.4%	210,816,849
Cash and Receivables (Net)		.6%	1,282,537
Net Assets		100.0%	212,099,386

(a)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Global Equity Income Fund
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	112,381,547	92,566,050††	—	204,947,597
Equity Securities - Preferred Stocks	—	3,518,153††	—	3,518,153
Investment Companies	2,351,099	—	—	2,351,099
	114,732,646	96,084,203	—	210,816,849

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s Valuation Designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposi tion, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
At January 31, 2026, accumulated net unrealized appreciation on investments was $42,998,791, consisting of $45,713,651 gross unrealized appreciation and $2,714,860 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.